Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Current assets
Cash and cash equivalents	$ 722,102	$ 800,154
Trade and other receivables	62,284	54,842
Merchant cash advances	74,236	29,492
Inventories	16,492	12,839
Other current assets	42,786	37,005
Total current assets	917,900	934,332
Lease right-of-use assets, net	17,075	20,973
Property and equipment, net	20,496	19,491
Intangible assets, net	227,031	311,450
Goodwill	1,349,235	1,350,645
Other long-term assets	42,865	31,540
Deferred tax assets	552	301
Total assets	2,575,154	2,668,732
Current liabilities
Accounts payable and accrued liabilities	68,679	68,827
Lease liabilities	6,942	6,617
Income taxes payable	1,709	6,919
Deferred revenue	67,336	68,094
Total current liabilities	144,666	150,457
Deferred revenue	851	1,226
Lease liabilities	16,269	18,574
Other long-term liabilities	967	1,026
Total liabilities	162,753	171,283
Shareholders’ equity
Share capital	4,362,691	4,298,683
Additional paid-in capital	213,918	198,022
Accumulated other comprehensive loss	(4,045)	(3,057)
Accumulated deficit	(2,160,163)	(1,996,199)
Total shareholders’ equity	2,412,401	2,497,449
Total liabilities and shareholders’ equity	2,575,154	2,668,732
Commitments and contingencies